FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Marketable securities held in the Trust Account	$ 150,323,003	$ 148,744,645	$ 146,629,787
Level 1
Assets:
Marketable securities held in the Trust Account	$ 150,323,003	$ 148,744,645	$ 146,629,787